Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 26, 2011
Registrant Name	dei_EntityRegistrantName	EAGLE GROWTH & INCOME FUND
Central Index Key	dei_EntityCentralIndexKey	0000798075
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 26, 2011
Prospectus Date	rr_ProspectusDate	Apr 26, 2011

EAGLE GROWTH & INCOME FUND

SUPPLEMENT DATED APRIL 26, 2011
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
DATED MARCH 1, 2011

On March 25, 2011, the Board of Trustees of the Eagle Growth & Income Fund ("fund") approved the termination of the fund's subadvisory contract with Thornburg Investment Management, Inc. ("Thornburg").  Effective on or about June 1, 2011, Eagle Asset Management, Inc. ("Eagle"), the fund's investment adviser, will begin managing the fund pursuant to the existing advisory agreement between Eagle and the fund.

Eagle has agreed to assume all brokerage costs related to realigning the fund's portfolio in connection with this change in the portfolio management of the fund.  In addition, as a result of the realignment of the fund's portfolio securities for the Eagle portfolio management team, Eagle estimates that the fund will distribute to shareholders in December 2011 a long-term capital gain of approximately  $0.80 per share.

Effective on or about June 1, 2011, the fund's Prospectus and SAI also will be revised as follows:

(1)  All references to "Thornburg Investment Management, Inc.," "William V. Fries" and "Cliff Remily" are hereby deleted from the fund's prospectus and SAI.

(2) The section entitled "Principal Investment Strategies" found in the summary section of the fund's Prospectus is hereby deleted and replaced with the following:

"Principal investment strategies | During normal market conditions, the Growth & Income Fund seeks to achieve its objective by investing primarily in domestic equity securities (predominantly common stocks) that the portfolio managers believe are high-quality, financially strong companies that pay above-market dividends, have cash resources (i.e. free cash flow) and a history of raising dividends.  The portfolio managers select companies based in part upon their belief that those companies have the following characteristics: (1) yield or dividend growth at or above the S&P 500 Index; (2) potential for growth; and (3) stock price below its estimated intrinsic value.  The fund generally sells securities when their price appreciations reach or exceed sustainable levels, a company's fundamentals deteriorate, or a more attractive investment opportunity develops.  Equity securities purchased by the fund typically include common stocks, convertible securities, preferred stocks, and real estate investment trusts.  In addition, the fund generally invests in mid- and large-capitalization companies that are diversified across different industries and sectors.

The fund also may own a variety of other securities that, in the opinion of the fund's portfolio managers, offer prospects for meeting the fund's investment goals. These securities include corporate bonds and government securities, including securities issued by U.S. government-sponsored enterprises, which are not backed by the full faith and credit of the U.S. government and are not guaranteed or insured by the U.S. government.  The fund may purchase debt securities of any maturity, including those rated below investment grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services or, if unrated, deemed to be of comparable quality."

(3) The section entitled "Principal risks" of the summary section of the fund's Prospectus is hereby amended to delete the risks entitled "Emerging markets risk" and "Foreign security risk."  In addition, the words "and foreign securities" is deleted from "Market timing risk" and references to small-cap companies are deleted from "Small- and mid-cap company risk."  "Emerging markets risk" and "Foreign security risk" are also removed as risks of the fund in the table on page 30 of the prospectus under "Additional Information About Risk Factors."

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EAGLE GROWTH & INCOME FUND
Prospectus Date	rr_ProspectusDate	Apr 26, 2011
Eagle Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000798075_SupplementTextBlock
EAGLE GROWTH & INCOME FUND

SUPPLEMENT DATED APRIL 26, 2011
TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI")
DATED MARCH 1, 2011

On March 25, 2011, the Board of Trustees of the Eagle Growth & Income Fund ("fund") approved the termination of the fund's subadvisory contract with Thornburg Investment Management, Inc. ("Thornburg").  Effective on or about June 1, 2011, Eagle Asset Management, Inc. ("Eagle"), the fund's investment adviser, will begin managing the fund pursuant to the existing advisory agreement between Eagle and the fund.

Eagle has agreed to assume all brokerage costs related to realigning the fund's portfolio in connection with this change in the portfolio management of the fund.  In addition, as a result of the realignment of the fund's portfolio securities for the Eagle portfolio management team, Eagle estimates that the fund will distribute to shareholders in December 2011 a long-term capital gain of approximately  $0.80 per share.

Effective on or about June 1, 2011, the fund's Prospectus and SAI also will be revised as follows:

(1)  All references to "Thornburg Investment Management, Inc.," "William V. Fries" and "Cliff Remily" are hereby deleted from the fund's prospectus and SAI.

(2) The section entitled "Principal Investment Strategies" found in the summary section of the fund's Prospectus is hereby deleted and replaced with the following:

"Principal investment strategies | During normal market conditions, the Growth & Income Fund seeks to achieve its objective by investing primarily in domestic equity securities (predominantly common stocks) that the portfolio managers believe are high-quality, financially strong companies that pay above-market dividends, have cash resources (i.e. free cash flow) and a history of raising dividends.  The portfolio managers select companies based in part upon their belief that those companies have the following characteristics: (1) yield or dividend growth at or above the S&P 500 Index; (2) potential for growth; and (3) stock price below its estimated intrinsic value.  The fund generally sells securities when their price appreciations reach or exceed sustainable levels, a company's fundamentals deteriorate, or a more attractive investment opportunity develops.  Equity securities purchased by the fund typically include common stocks, convertible securities, preferred stocks, and real estate investment trusts.  In addition, the fund generally invests in mid- and large-capitalization companies that are diversified across different industries and sectors.

The fund also may own a variety of other securities that, in the opinion of the fund's portfolio managers, offer prospects for meeting the fund's investment goals. These securities include corporate bonds and government securities, including securities issued by U.S. government-sponsored enterprises, which are not backed by the full faith and credit of the U.S. government and are not guaranteed or insured by the U.S. government.  The fund may purchase debt securities of any maturity, including those rated below investment grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services or, if unrated, deemed to be of comparable quality."

(3) The section entitled "Principal risks" of the summary section of the fund's Prospectus is hereby amended to delete the risks entitled "Emerging markets risk" and "Foreign security risk."  In addition, the words "and foreign securities" is deleted from "Market timing risk" and references to small-cap companies are deleted from "Small- and mid-cap company risk."  "Emerging markets risk" and "Foreign security risk" are also removed as risks of the fund in the table on page 30 of the prospectus under "Additional Information About Risk Factors."

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 26, 2011